CERTIFICATE

      The  undersigned, Controller of SMITH BARNEY
MASSACHUSETTS MUNICIPALS FUND (the "Trust"), hereby certifies that the Fund has received full payment, in accordance with the provisions of its Prospectus, for 711,754 shares of common stock, par value $0.001 per share, the sales of which are reported in the Fund's Rule
24f-2 Notice covering the fiscal year ended November 30, 1996 and that the facts otherwise stated in such Notice are true.


                                   Thomas M. Reynolds
                                   Controller

Dated:         January 24,1997